UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Financial Management Services, LLC

Address:    400 Travis Street
            Suite 518
            Shreveport, LA  71101

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William L. McCollum
Title:      Chief Compliance Officer
Phone:      (318) 675-0826

Signature, Place and Date of Signing:


/s/ William L. McCollum          Shreveport, LA              July 24, 2012
-----------------------     --------------------------    -------------------
    [Signature]                  [City, State]               [Date]

Report Type: (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report).

[_]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $13,443
                                        (thousands)

List of Other Included Managers:	None

                             FORM 13F INFORMATION TABLE
                             June 30, 2012
COLUMN1   			COLUMN2  	 COLUMN3   	COLUMN4	COLUMN5    	COLUMN6    COLUMN7 COLUMN8

                                 				VALUE   SHRS OR SH/ PUT/INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS   CUSIP      	(x1000) PRN AMT PRN CALLDISCRETION MNGRS   SOLE   SHARED 	NONE
--------------                	--------------   -----      	------- ------- --- -------------- -----   ----   ------ 	----
AMERICAN CAPITAL AGENCY CORP	COM		 02503X105	229	6,800	SH	SOLE			0	0	6,800
ENCANA CORP			COM		 292505104	342	16,401	SH	SOLE			0	0	16,401
EXXON MOBIL CORP		COM		 30231G102	1,531	17,894	SH	SOLE			0	0	17,894
ISHARES TR			BARCLYS 1-3 YR	 464287457	1,943	23,032	SH	SOLE			0	0	23,032
ISHARES TR			BARCLYS 3-7 YR	 464288661	950	7,727	SH	SOLE			0	0	7,727
PROSHARES TR			PSHS SH MSCI EAF 74347R370	1,235	25,387	SH	SOLE			0	0	25,387
PROSHARES TR			PSHS SHRT S&P500 74347R503	1,126	30,876	SH	SOLE			0	0	30,876
SCHWAB STRATEGIC TR		INTRM TRM TRES	 808524854	347	6,408	SH	SOLE			0	0	6,408
SCHWAB STRATEGIC TR		SHT TM US TRES	 808524862	4,013	79,530	SH	SOLE			0	0	79,530
SPROTT PHYSICAL GOLD TRUST	UNIT		 85207H104	1,727	125,224	SH	SOLE			0	0	125,224

